Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	[1]	¥ (126,648)	¥ 306,788
Less: Net gains (losses) recognized during the period on equity securities sold during the period		(3,084)	116,308
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period		¥ (123,564)	¥ 190,480

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.